Decommissioning Liabilities - Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
One percent increase [member]
Disclosure Of Other Provisions [Line Items]
Credit-Adjusted Risk-Free Rate	$ (228)	$ (236)
Inflation Rate	321	340
One percent decrease [member]
Disclosure Of Other Provisions [Line Items]
Credit-Adjusted Risk-Free Rate	313	332
Inflation Rate	$ (235)	$ (243)